Unaudited Condensed Statements of Operations - USD ($)		3 Months Ended	4 Months Ended	6 Months Ended
		Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021
General and administrative expenses		$ 2,082,831	$ 1,032	$ 2,191,906
General and administrative expenses – related party		40,000		50,000
Franchise tax expense		49,863		99,312
Loss from operations		(2,172,694)		(2,341,218)
Income earned from investments held in Trust Account		6,782		7,113
Net loss		$ (2,165,912)	$ (1,032)	$ (2,334,105)
Weighted average shares outstanding, basic and diluted (in Shares)	[1]		2,500,000
Basic and diluted net loss per share (in Dollars per share)			$ 0.00
Weighted average shares outstanding of non-redeemable Class A and Class B common stock (in Shares)		5,633,750		5,299,938
Basic and diluted net loss per share, non-redeemable Class A and Class B common stock (in Shares)		(0.38)		(0.44)
Class A Common Stock
Weighted average shares outstanding of redeemable Class A common stock (in Shares)		20,125,000		20,125,000
Basic and diluted net income per share, redeemable Class A common stock (in Shares)

[1]	This number excludes an aggregate of up to 375,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.